INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph in its entirety and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

       FUND                               PORTFOLIO MANAGER(S)
       VIF - Financial Services           Jeffrey G. Morris
                                          Joseph W. Skornicka
       VIF - Health Sciences              Thomas R. Wald
       VIF - Technology                   William R. Keithler
       VIF - Telecommunications           Brian B. Hayward
       VIF - Dynamics                     Timothy J. Miller

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fourth, fifth and sixth paragraphs in their entirety, and (2) substitute the following paragraphs in their place:

     TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of VIF - Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

     JEFFREY G. MORRIS, a vice president of INVESCO is a co-portfolio manager of Financial Services Fund. Jeff joined INVESCO in 1992 and is a Chartered
     Financial Analyst. He holds an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

     JOSEPH W. SKORNICKA, is a co-portfolio manager of Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a Chartered Financial Analyst. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

     THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of VIF-Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.


This Supplement supersedes the Supplement dated May 18, 2001

The date of this Supplement is July 5, 2001.